Loans and borrowings - Repayment Profile (Details) $ in Millions	May 15, 2018 EUR (€)	Dec. 31, 2018 EUR (€)	Jan. 31, 2018 USD ($)	Jan. 01, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	May 03, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings		€ 21,400,000			€ 3,300,000
Loans and borrowings		1,742,900,000			1,395,100,000
Borrowings		1,764,300,000		€ 1,373,300,000	1,398,400,000
Senior USD Debt [Member]
Disclosure of detailed information about borrowings [line items]
Debt Instrument, Periodic Payment, Principal1	€ 6.6
Borrowings | $			$ 50.0
Gross | Syndicated loans
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings		23,400,000			5,100,000
Loans and borrowings		1,351,800,000			1,004,400,000
Gross | 2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings		400,000,000			400,000,000
Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Loans and borrowings		10,900,000			11,100,000
Deferred borrowing costs | 2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Borrowings						€ 9,800,000
Deferred borrowing costs | Less than one year
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings		(2,000,000)			(1,800,000)
Deferred borrowing costs | 2 to 5 years
Disclosure of detailed information about borrowings [line items]
Loans and borrowings		(7,900,000)			(7,200,000)
Deferred borrowing costs | More than five years
Disclosure of detailed information about borrowings [line items]
Loans and borrowings		€ (1,000,000)			€ (2,100,000)